SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Nov. 26, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted			$ 4.94	$ 4.79	$ 4.62
Weighted average fair value of options vested			$ 4.80
Total intrinsic value of options exercised during the period			$ 3,430	$ 2,881	$ 1,244
Unrecognized compensation costs related to non-vested share-based compensation			$ 6,221
Unrecognized compensation cost, period for recognition			3 years
Shares issued during period, issued for cash		2,852,000
Purchase price per share		$ 7.00
Issuance of common shares, net of issuance expenses					$ 17,956
Proceeds from exercise of warrants			$ 10	$ 38
Exercise Of Over Allotment Option [Member]
Shares issued during period, issued for cash		372,000
Warrant [Member]
Exercise of warrants, shares			19,701	78,828
Proceeds from exercise of warrants			$ 10	$ 38
Number of warrants expired			7,881
Number of warrants outstanding			0
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares			100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.			110.00%
Vesting period of options			3 years
Expiration period of options			6 years
Number of ordinary shares reserved for issuance in stock option plans			4,010,890
Ordinary shares reserved and available for future grants			70,457
Stock Option Plans [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional number of ordinary shares reserved for issuance in stock option plans	30,000
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares			75.00%